SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
NOTE 18 -	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location based services and Wireless communications products. These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location based services:

The Location based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides Location based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2015

Revenues	127,683	47,945	175,628
Operating income	38,328	2,316	40,644
Assets	62,236	10,463	72,699
Goodwill	1,539	1,817	3,356
Expenditures for assets	14,478	393	14,871
Depreciation and amortization	8,636	152	8,788
Impairment of goodwill and intangible assets	-	929	929

Year ended December 31, 2014

Revenues	133,692	48,435	182,127
Operating income (loss)	42,603	3,267	45,870
Assets	63,795	11,094	74,889
Goodwill	1,544	2,497	4,041
Expenditures for assets	12,574	598	13,172
Depreciation and amortization	8,920	148	9,068
Impairment of goodwill and intangible assets	34	888	922

Year ended December 31, 2013

Revenues	126,951	43,216	170,167
Operating income	38,470	(540)	37,930
Assets	66,300	10,564	76,864
Goodwill	1,730	3,703	5,433
Expenditures for assets	12,312	264	12,576
Depreciation and amortization	9,360	358	9,718
Impairment of goodwill and intangible assets	2,816	1,804	4,620

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise's consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2015	2014	2013

Total revenues of reportable segment and consolidated revenues	175,628	182,127	170,167

Operating income
Total operating income for reportable segments	40,644	45,870	37,930
Unallocated amounts:
Other income (expenses) income	-	-	(166)
Financing income, net	1,189	1,704	238
Consolidated income before taxes on income	41,833	47,574	38,002

Assets

Total assets for reportable segments (*)	76,055	78,930	82,297
Other unallocated amounts:
Current assets	46,119	57,159	61,530
Investments in affiliated and other companies	4,783	1,095	1,511
Property and equipment, net	8,730	7,786	8,644
Other unallocated amounts	6,316	7,367	6,560
Consolidated total assets (at year end)	142,003	152,337	160,542

Other significant items

Total expenditures for assets of reportable segments	14,871	13,172	12,576
Unallocated amounts	3,676	2,021	1,387
Consolidated total expenditures for assets	18,547	15,193	13,963

Total depreciation, amortization and impairment for reportable segments	9,717	9,990	14,338
Unallocated amounts	2,245	2,229	1,858
Consolidated total depreciation and amortization	11,962	12,219	16,196

(*)	Including goodwill.

E.	Geographic information

Revenues

Year ended December 31,

(in thousands)

2015

2014

2013

Israel

	88,556	90,061	83,331
United States	7,811	7,568	4,876
Brazil	58,403	66,462	63,454
Argentina	17,324	13,792	15,190
Others	3,534	4,244	3,316
Total	175,628	182,127	170,167

Property and equipment, net

December 31,

(in thousands)

2015

2014

2013

Israel

	9,934	8,563	9,051
United States	73	120	155
Brazil	17,228	17,801	19,178
Argentina	4,279	5,424	4,162
Total	31,514	31,908	32,546

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2015, 2014 and 2013 there were no sales exceeding 10% of total revenues to none of our customers.